Income Taxes	6 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES

14. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for qualified corporations, and assessable profits above HK$2,000,000 will be taxed at 16.5%. The assessable profits of corporations which is not qualifying for the two-tiered profits tax rates regime, will continue to be taxed at a flat rate of 16.5%.

PRC

Under the Enterprise Income Tax Laws of the PRC, or the EIT Laws, domestic enterprises and Foreign Investment Enterprises, or the FIEs, are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemption may be granted on case-by-case basis.

Japan

Japan has a progressive tax system, of which its corporate income tax is calculated on the estimated assessable profits for the six months ended March 31, 2026 and 2025 times applicable tax rates. EXTEND is subject to national corporate income tax, inhabitant tax, and enterprise tax in Japan, which in the aggregate, resulted in the statutory income tax rate of approximately 36.8% and 36.8% for the six months ended March 31, 2026 and 2025, respectively.

The effective income tax rate was approximately 0% and -12.39% for the six months ended March 31, 2026 and 2025, respectively.

The income tax expenses consist of the following components:

	For the six months ended March 31,
	2026	2025
Current income tax expenses	$—	340,441
Deferred income tax benefit	—	—
Total income tax expenses	$—	$340,441

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

	For the six months ended March 31,
	2026	2025
Loss before income tax expenses	$(1,670,078)	$(2,746,918)
Computed income tax benefit with statutory tax rate	(615,034)	(1,011,597)
Effect of preferential tax rate	19	(21,205)
Impact of different tax rates in other jurisdictions	214,875	821,728
Non-deductible expenses	16,601	2,988
Utilized tax gain	—	—
Changes in valuation allowance	383,539	548,527
Income tax expenses	$—	$340,441

(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

As of March 31, 2026 and September 30, 2025, the significant components of the deferred tax assets are summarized below:

	As of March 31, 2026	As of September 30, 2025
Deferred tax assets:
Net operating loss carried forward	$2,880,266	$2,479,634
Unrealized foreign exchange loss	(43,244)	(30,668)
Total deferred tax assets	2,837,022	2,448,966
Valuation allowance	(2,837,022)	(2,448,966)
Deferred tax assets, net of valuation allowance	$—	$—

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of March 31, 2026 and September 30, 2025. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The Group has recognized a valuation allowance of $2,837,022 and $2,448,966 as of March 31, 2026 and September 30, 2025, respectively.

Changes in valuation allowance are as follows:

	As of March 31, 2026	As of September 30, 2025
Valuation allowance:
Balance at beginning of the year	$2,448,966	$1,310,463
Additions	382,859	1,157,678
Loss utilized	—	—
Exchange difference	5,197	(19,175)
Balance at end of the year	$2,837,022	$2,448,966

As of March 31, 2026 net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$146,286
2027	514,331
2028	1,592,564
2029	1,689,118
2030	7,480,918
2031	1,374,204
Total	$12,797,421